Cost of Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Cost Of Sales Text Block Abstract
Schedule of cost of revenue
	2022	2021	2020
	US$	US$	US$
		(Restated)	(Restated)
Cost for supply chain management platform service	334,822	—	—